Intangible assets - Summary of impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets
Research and development expense	$ 609	$ 539	$ 101
Selling, general and administrative costs	427	144	390
Impairment of intangible assets	(3)
Total	1,033	683	491
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Research and development expense	609	539	101
Selling, general and administrative costs	425	144	387
Impairment of intangible assets	(3)
Total	1,031	$ 683	488
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	2		3
Total	$ 2		$ 3